Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Financial Assets
The carrying amounts of the Company’s financial instruments by category were as follows:

	2022
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$920	$—	$—	$—	$920
Accounts receivable	3,555	—	—	—	3,555
Investments	—	491	—	—	491
Other long-term assets	—	9	—	—	9
Accounts payable	—	—	—	(1,341)	(1,341)
Accrued liabilities	—	—	—	(4,209)	(4,209)
Other long-term liabilities (1)	—	(3)	—	(1,540)	(1,543)
Long-term debt (2)	—	—	—	(11,445)	(11,445)
	$4,475	$497	$—	$(18,535)	$(13,563)

	2021
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$744	$—	$—	$—	$744
Accounts receivable	3,111	—	—	—	3,111
Investments	—	309	—	—	309
Other long-term assets	—	—	140	—	140
Accounts payable	—	—	—	(803)	(803)
Accrued liabilities	—	—	—	(3,064)	(3,064)
Other long-term liabilities (1)	—	(64)	(21)	(1,632)	(1,717)
Long-term debt (2)	—	—	—	(14,694)	(14,694)
	$3,855	$245	$119	$(20,193)	$(15,974)
(1)Includes $1,540 million of lease liabilities (December 31, 2021 – $1,584 million).
(2)Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2022
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$491	$491	$—	$—
Other long-term assets	$9	$—	$9	$—
Other long-term liabilities	$(3)	$—	$(3)	$—
Fixed rate long-term debt (4) (5)	$(11,445)	$(10,796)	$—	$—

	2021
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$309	$309	$—	$—
Other long-term assets	$140	$—	$140	$—
Other long-term liabilities	$(133)	$—	$(85)	$(48)
Fixed rate long-term debt (4) (5)	$(13,554)	$(15,420)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(5)Includes the current portion of fixed rate long-term debt.

Schedule of Financial Liabilities
The carrying amounts of the Company’s financial instruments by category were as follows:

	2022
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$920	$—	$—	$—	$920
Accounts receivable	3,555	—	—	—	3,555
Investments	—	491	—	—	491
Other long-term assets	—	9	—	—	9
Accounts payable	—	—	—	(1,341)	(1,341)
Accrued liabilities	—	—	—	(4,209)	(4,209)
Other long-term liabilities (1)	—	(3)	—	(1,540)	(1,543)
Long-term debt (2)	—	—	—	(11,445)	(11,445)
	$4,475	$497	$—	$(18,535)	$(13,563)

	2021
Asset (liability)	Financial assets at amortized cost	Fair value through profit or loss	Derivatives used for hedging	Financial liabilities at amortized cost	Total
Cash and cash equivalents	$744	$—	$—	$—	$744
Accounts receivable	3,111	—	—	—	3,111
Investments	—	309	—	—	309
Other long-term assets	—	—	140	—	140
Accounts payable	—	—	—	(803)	(803)
Accrued liabilities	—	—	—	(3,064)	(3,064)
Other long-term liabilities (1)	—	(64)	(21)	(1,632)	(1,717)
Long-term debt (2)	—	—	—	(14,694)	(14,694)
	$3,855	$245	$119	$(20,193)	$(15,974)
(1)Includes $1,540 million of lease liabilities (December 31, 2021 – $1,584 million).
(2)Includes the current portion of long-term debt.
The fair values of the Company’s investments, recurring other long-term assets (liabilities) and fixed rate long-term debt are outlined below:

	2022
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$491	$491	$—	$—
Other long-term assets	$9	$—	$9	$—
Other long-term liabilities	$(3)	$—	$(3)	$—
Fixed rate long-term debt (4) (5)	$(11,445)	$(10,796)	$—	$—

	2021
	Carrying amount	Fair value
Asset (liability) (1) (2)		Level 1	Level 2	Level 3
Investments (3)	$309	$309	$—	$—
Other long-term assets	$140	$—	$140	$—
Other long-term liabilities	$(133)	$—	$(85)	$(48)
Fixed rate long-term debt (4) (5)	$(13,554)	$(15,420)	$—	$—
(1)Excludes financial assets and liabilities where the carrying amount approximates fair value due to the short-term nature of the asset or liability (cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities).
(2)There were no transfers between Level 1, 2 and 3 financial instruments.
(3)The fair values of the investments are based on quoted market prices.
(4)The fair value of fixed rate long-term debt has been determined based on quoted market prices.
(5)Includes the current portion of fixed rate long-term debt.

Schedule of Information About Financial Instruments
The following provides a summary of the carrying amounts of derivative financial instruments held and a reconciliation to the Company’s consolidated balance sheets.

Asset (liability)	2022	2021
Derivatives held for trading
Natural gas (1)	$3	$(41)
Crude oil and NGLs (1)	—	(10)
Foreign currency forward contracts	3	(13)
Cash flow hedges
Foreign currency forward contracts	—	(21)
Cross currency swaps	—	140
	$6	$55

Included within:
Current portion of other long-term assets	$3	$5
Current portion of other long-term liabilities	(3)	(72)
Other long-term assets	6	135
Other long-term liabilities	—	(13)
	$6	$55
(1)Commodity financial instruments assumed in the acquisitions of Storm and Painted Pony in 2021 and 2020, respectively (note 7).
The changes in estimated fair values of derivative financial instruments included in the risk management asset (liability) were recognized in the financial statements as follows:

Asset (liability)	2022	2021
Balance – beginning of year	$55	$(24)
Net change in fair value of outstanding derivative financial instruments recognized in:
Risk management activities (1)	70	(12)
Foreign exchange	(119)	82
Other comprehensive income	—	9
Balance – end of year	6	55
Less: current portion	—	(67)
	$6	$122
(1)Includes the fair value movement of commodity financial instruments included in acquisitions (note 7).
Net (gain) loss from risk management activities for the years ended December 31, were as follows:

	2022	2021	2020
Net realized risk management (gain) loss	$(7)	$17	$32
Net unrealized risk management (gain) loss	(28)	19	(39)
	$(35)	$36	$(7)

Disclosure of Financial Instrument Sensitivities
The following table summarizes the annualized sensitivities of the Company’s 2022 net earnings and other comprehensive income to changes in the fair value of financial instruments outstanding as at December 31, 2022, resulting from changes in the specified variable, with all other variables held constant. These sensitivities are prepared on a different basis than those disclosed in the Company’s other continuous disclosure documents, are limited to the impact of changes in a specified variable applied to financial instruments only and do not represent the impact of a change in the variable on the operating results of the Company taken as a whole. Further, these sensitivities are theoretical, as changes in one variable may contribute to changes in another variable, which may magnify or counteract the sensitivities. In addition, changes in fair value generally cannot be extrapolated because the relationship of a change in an assumption to the change in fair value may not be linear.

	2022		2021
	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income	Increase (decrease) to net earnings	Increase (decrease) to other comprehensive income
Interest rate risk
Increase interest rate 1%	$(4)	$—	$(13)	$(29)
Decrease interest rate 1%	$4	$—	$13	$39
Foreign currency exchange rate risk
Weakening of the Canadian dollar by US$0.01	$(135)	$—	$(116)	$—
Strengthening of the Canadian dollar by US$0.01	$131	$—	$114	$—

Schedule of Maturity Dates for Financial Liabilities
Scheduled debt repayments are as follows:

Year	Repayment
2023	$404
2024	$1,009
2025	$1,624
2026	$441
2027	$1,692
Thereafter	$6,344
The maturity dates of the Company’s financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$1,341	$—	$—	$—
Accrued liabilities	$4,209	$—	$—	$—
Long-term debt (1)	$404	$1,009	$3,757	$6,344
Other long-term liabilities (2)	$247	$156	$416	$724
Interest and other financing expense (3)	$584	$577	$1,410	$3,790
(1)Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.
(2)Lease payments included within other long-term liabilities reflect principal payments only and are as follows; less than one year, $244 million; one to less than two years, $156 million; two to less than five years, $416 million; and thereafter, $724 million.
(3)Includes interest and other financing expense on long-term debt and other long-term liabilities. Payments were estimated based upon applicable interest and foreign exchange rates at December 31, 2022.